Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of trade and other receivables, net
13.1. Trade and other receivables, net

	12.31.2019	12.31.2018
Receivables from contracts with customers
Third parties	4,481	6,614
Related parties
Investees (note 37.1)	794	682
Receivables from the electricity sector (note 13.4) (*)	334	4,400

Subtotal	5,609	11,696

Other trade receivables
Third parties
Receivables from divestments (**)	1,434	1,296
Lease receivables	482	519
Other receivables	831	1,325
Related parties
Diesel subsidy (note 37.1)	—	400
Petroleum and alcohol accounts - receivables from Brazilian Government (note 37.1)	304	307

Subtotal	3,051	3,847

Total trade receivables	8,660	15,543

Expected credit losses (ECL) - Third parties	(2,286)	(3,390)
Expected credit losses (ECL) - Related parties	(45)	(915)

Total trade receivables, net	6,329	11,238

Current	3,762	5,746
Non-current	2,567	5,492

(*)	It includes the amount of US$ 176 at December 31, 2019 (US$ 199 at December 31, 2018) regarding finance lease receivable from Amazonas Distribuidora de Energia.
(**)	It comprises receivable from the divestment of NTS and contingent payments from the sale of interest in Roncador field.

Summary of Aging of Trade and Other Receivables
13.2. Aging of trade and other receivables – third parties

	12.31.2019		12.31.2018
	Trade receivables	Expected credit losses	Trade receivables	Expected credit losses
Current	4,658	(142)	5,863	(360)
Overdue:
1-90 days	251	(38)	484	(54)
91-180 days	24	(8)	35	(12)
181-365 days	49	(13)	48	(20)
More than 365 days	2,245	(2,085)	3,325	(2,944)

Total	7,227	(2,286)	9,755	(3,390)

Schedule of Changes in credit losses provision
13.3. Changes in provision for expected credit losses

	Jan-Dec/2019	Jan-Dec/2018
Opening balance	4,305	5,945
Initial application of IFRS 9	—	122
Additions	217	104
Write-offs	(1,241)	(1,253)
Transfer of assets held for sale	(871)	6
Cumulative translation adjustment	(79)	(619)

Closing balance	2,331	4,305

Current	1,103	1,715
Non-current	1,228	2,590

Schedule of trade receivables - electricity sector
13.4. Trade receivables – electricity sector (isolated electricity system in the northern region of Brazil)

Receivables from electricity sector	Receivables outside the scope of DAAs	DAA 2014	DAA 2018	Lease receivables	Others	Total
Receivables	1,348	2,560	739	199	1	4,847
ECL	(1,182)	(5)	(1)	—	(1)	(1,189)

Balance at December 31, 2018	166	2,555	738	199	—	3,658

Sales	857	—	—	—	—	857
Amounts received	(832)	(2,466)	(667)	(39)	—	(4,004)
Interest	12	114	36	30	—	192
Derecognition of receivables	(879)	—	—	—	—	(879)
Agreements in 2018	—	—	217	—	—	217
Discount on transfer of rights	—	(128)	—	—	—	(128)
(Additions)/reversals of ECL	(19)	2	—	(8)	—	(25)
Derecognition of receivables - ECL	866	—	—	—	—	866
Transfer to assets held for sale (*)	(6)	(23)	(200)	—	—	(229)
CTA	(11)	(54)	(16)	(6)	—	(87)

Balance at December 31, 2019	154	—	108	176	—	438

Receivables	214	—	108	183	—	505
ECL	(60)	—	—	(7)	—	(67)

Balance at December 31, 2019	154	—	108	176	—	438

(*)	Amounts relate to BR receivables that were transferred to assets held for sale at June 30, 2019.

	Receivables	ECL	Total
Related parties - Eletrobras Group
Eletrobras	108	—	108
Amazonas Geração e Transmissão - AmGT	226	(44)	182

Total	334	(44)	290

Third parties
Cia de Gás do Amazonas - CIGÁS	156	(8)	148
Cia de Eletricidade do Amapá - CEA	15	(15)	—
Others	—	—	—

Total	171	(23)	148

Balance at December 31, 2019	505	(67)	438

Balance at December 31, 2018	4,847	(1,189)	3,658